Subsequent Events (Details)					3 Months Ended
	May 14, 2026 trading_day shares	May 11, 2026 shares	Mar. 31, 2026	Mar. 26, 2026 shares	Mar. 31, 2026 shares
Subsequent Event [Line Items]
Earnout shares (in shares) | shares				1,100,000	1,100,000
Derivative instrument, contingent consideration, liability, earnout period, trigger duration			4 years
Subsequent Event
Subsequent Event [Line Items]
Reverse recapitalization, contingent consideration, earnout period, threshold trading days | trading_day	20
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days | trading_day	30
Derivative instrument, contingent consideration, liability, vested, shares (in shares) | shares	1,100,000	550,000